Earnings Per Share - Shares Used in Calculation of Earnings Per Share (Detail) - shares	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Weighted-average common shares outstanding (in shares)	2,633,752		2,253,584							2,445,821	2,248,468	2,251,365	2,231,165	2,206,392
Average treasury stock shares (in shares)	(386,165)		(189,530)							(386,165)	(189,530)	(236,399)	(189,530)	(189,530)
Weighted-average common shares and common stock equivalents used to calculate basic earnings per share (in shares)	2,247,587	1,884,484	2,064,054	2,058,986	2,053,660	2,049,536	2,044,124	2,038,026	2,033,480	2,059,656	2,058,938	2,014,966	2,041,635	2,016,862
Incremental Common Shares Attributable to Dilutive Effect of Share-based Payment Arrangements	8,643		8,585							8,876	9,254	9,154	7,871	7,178
Weighted-average common shares and common stock equivalents used to calculate diluted earnings per share (in shares)	2,256,230	1,893,345	2,072,639	2,068,313	2,062,867	2,059,561	2,052,012	2,044,564	2,039,515	2,068,532	2,068,192	2,024,120	2,049,506	2,024,040